Postretirement Benefits (Discount Rates Used To Determine Net Cost) (Details) (U.S. Postretirement Benefit Plans [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.30%	5.40%	5.90%